Annual Total Returns - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2023
Fidelity Advisor Municipal Income Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Mar. 01, 2018
Annual Return 2019	8.06%
Annual Return 2020	4.28%
Annual Return 2021	2.51%
Annual Return 2022	(10.48%)
Fidelity Advisor Municipal Income Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Mar. 01, 2018
Fidelity Advisor Municipal Income Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Mar. 01, 2018
Fidelity Advisor Municipal Income Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Mar. 01, 2018
Fidelity Advisor Municipal Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018